CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
CASH FLOW INFORMATION
CASH FLOW INFORMATION

NOTE 33 — CASH FLOW INFORMATION

	2018	2017	2016
Year ended 31 December	US$’000	US$’000	US$’000
a) Reconciliation of cash flows from operations with income from ordinary activities after income tax
Loss from ordinary activities after income tax	(28,139)	(22,435)	(45,694)
Adjustments to reconcile net profit (loss) to net operating cash flows:
Depreciation and amortisation expense	67,909	58,361	48,147
Impairment of assets held for sale and exploration and evaluation assets	43,945	5,583	10,203
Amortization of deferred financing fees	2,611	811	756
Share-based compensation	515	2,076	2,524
Loss on debt extinguishment	2,428	—	—
Unrealised loss (gain) on derivatives	(38,678)	1,224	21,433
Net loss on sale of non-current assets	—	1,461	—
Write-down of equipment and tubular inventory	843	—	—
Premiums paid on derivative financial instruments, net	634	—	—
Unsuccessful exploration and evaluation expense	—	—	30
Derecognition of deferred tax assets on items directly within equity	—	(821)	986
Add: Interest expense and financing costs (disclosed in investing and financing activities)	22,794	11,865	11,463
Less: Gain from escrow settlement, insurance proceeds and litigation settlements (disclosed in investing activities)	—	(2,200)	(3,603)
Less: Gain on foreign currency derivative financial instruments (disclosed in financing activities)	(6,838)	—	390
Add: Realized loss from interest rate derivative financial instruments (disclosed in financing activities)	297	—	—
Other	(131)	541	21
Changes in assets and liabilities:
- Decrease (increase) in current and deferred income tax	15,189	2,888	(826)
- Decrease (increase) in other current assets	(362)	72	(511)
- Decrease (increase) in trade and other receivables	(17,642)	5,241	2,009
- Increase (decrease) in trade and other payables	9,910	9,633	(5,080)
- Decrease in tax receivable	—	476	412
Net cash provided by operating activities	75,285	74,776	42,660

b)           Non Cash Financing and Investing Activities

-	The Company had non-cash additions to oil and natural gas properties of $42,122, $27,726 and $13,161 included in current liabilities at 31 December 2018, 2017 and 2016, respectively.